Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive (Loss)/Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
Total operating expenses	¥ (22,944,326)	$ (3,143,360)	¥ (20,103,648)	¥ (24,973,433)
(Loss)/income from operations	214,553	29,394	(130,122)	(799,726)
Interest income	154,430	21,157	157,486	93,035
Net (loss)/income	304,399	41,702	(91,279)	(806,883)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	32,465	4,448	33,055	172,356
Comprehensive (loss)/income	336,864	46,150	(58,224)	(634,527)
Comprehensive (loss)/income attributable to ordinary shareholders	327,549	44,874	(66,824)	(642,017)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(126,182)	(17,287)	(134,599)	(284,778)
Total operating expenses	(126,182)	(17,287)	(134,599)	(284,778)
(Loss)/income from operations	(126,182)	(17,287)	(134,599)	(284,778)
Interest income	212	29	1,065	1,670
Other expenses, net	(48,732)	(6,676)	(55,317)	(293,695)
Share of (losses)/income of subsidiaries	469,786	64,360	88,972	(237,570)
Net (loss)/income	295,084	40,426	(99,879)	(814,373)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	32,465	4,448	33,055	172,356
Comprehensive (loss)/income	327,549	44,874	(66,824)	(642,017)
Comprehensive (loss)/income attributable to ordinary shareholders	¥ 327,549	$ 44,874	¥ (66,824)	¥ (642,017)